Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Statement of Financial Position [Abstract]
Accounts receivable, net of credit loss allowance
Common stock, par value (in Dollars per share)	[1]	$ 0.0256	$ 0.0256
Common stock, shares authorized (in Shares)	[1]	60,625,000	60,625,000
Common stock, shares issued (in Shares)	[1]	1,496,623	1,462,271
Common stock, shares outstanding (in Shares)	[1]	1,496,623	1,462,271
Preferred stock, shares authorized (in Shares)	[1]	625,000	625,000

[1]	All share and per share information presented herein has been retroactively adjusted to give effect to the reverse stock split effected on February 17, 2026.